Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Independent Contractor Operations [Abstract]
Revenues	$ 36,496	$ 33,030	$ 28,522
Pretax profits	$ 21,238	$ 17,726	$ 14,790